CAPITAL CASH MANAGEMENT TRUST

                            Capital Cash Management Trust
              Capital Cash U.S. Government Securities Trust
                        380 Madison Avenue, Suite 2300
                               New York, New York 10017
                                      212-697-6666

Statement of Additional Information
                November 1, 1999 Supplemented November 5, 1999

        This Statement of Additional Information (the "SAI") is not a Prospectus. It relates to Capital Cash Management Trust (the "Trust") which has two separate funds, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust (each a "Fund" and collectively, the "Funds"). There are two Prospectuses for the Funds dated November 1, 1999: one for Original Class Shares ("Original Shares"), the other for Service Class Shares ("Service Shares") of the Funds. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:

                     800-952-6666 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New
York 10017; or by calling 800-697-6666 toll free

        Financial Statements: The financial statements for Capital Cash Management Trust for the year ended June 30, 1999, which report is contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

                                               TABLE OF CONTENTS

Trust History . . . . . . . . . . . . . . . . . . . . . . 2
Investment Strategies and Risks  . . . . . . . . . . . 2
Policies of the Funds .. . . . . . . . . 6
Management of the Funds .. . . . . 9
Ownership of Securities . . . . . . . . . . . . . . . .16
Investment Advisory and Other Services. . . . . . . .17
Brokerage Allocation and Other Practices. . . . . . . . .20
Capital Stock . . . . . . . . . . . . . . . . . . . . . .21
Purchase, Redemption, and Pricing of Shares  . . . . .23
Exchange Privilege.  . . . . . . . . . . . . . . .25
Taxation of the Trust . . . . . . . . . . . . . . . . . . . . .36
Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .36
Performnce . . . . . . . . . . . . . . . . . . . . . . . .36
Appendix A  . . .. . . . . . . . . . . . . . . . . . . . .37

                  CAPITAL CASH MANAGEMENT TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                       Trust History

        Capital Cash Management Trust (the "Trust") is an open-end investment company formed in 1976 as a Massachusetts business trust. The Trust is one of the oldest money-market mutual funds in the United States. The Trust consists of two separate funds:
Capital Cash Management Trust (the "Cash Fund") and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until November 1, 1999, the Trust had only one portfolio, Capital Cash Management Trust.

         Investment Strategies and Risks

        The investment objective and policies of each Fund are described in the Prospectuses, which refers to the investments and investment methods described below.

Additional Information About the Cash Fund's Investments

        Under the current management policies, the Cash Fund invests only in the following types of obligations:

        (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

        (2) Bank Obligations and Instruments Secured by Them:
Bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks;
(ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" include commercial banks, savings banks and savings and loan associations.)

        (3) Commercial Paper:  Short-term corporate debt.

        (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

        (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

        (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

        (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

        (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

Information on Variable Amount Master Demand Notes

        The Cash Fund may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the Fund's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be First Tier Securities and in connection with such purchases and on an ongoing basis, STCM Management Company, Inc. (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information On Insured Bank Obligations

        The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively herein, "banks") up to $100,000. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund will invest in them only within a 10% limit of each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

        The Cash Fund may purchase obligations other than those listed in categories 1 through 5 above, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an Eligible Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectus and described in the SAI.

U.S. Government Securities

        All of the Funds may invest in U.S Government Securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

        The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

        Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities only the Adviser, acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

 Portfolio Turnover

        In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

        The Cash Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund will make commitments for such when-issued transactions only when they have the intention of actually acquiring the securities. The Cash Fund maintain and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund will each meet their obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its respective total assets, less liabilities other than the obligations created by when-issued commitments.

Diversification and Certain Industry Requirements

        The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                      Policies of the Funds

Investment Restrictions

        Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding shares of that Fund vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

Investment Restrictions of the Cash Fund


1. The Cash Fund has diversification and anti-concentration requirements.

        The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

        The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

        The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase (see "Investment of the Cash Fund's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

        The Cash Fund can buy those debt securities which it is permitted to buy (see "Investment of the Cash Fund's Assets"); this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). While the Cash Fund can lend up to 10% of its portfolio, it does not currently foresee lending more than 5% of its portfolio. The Cash Fund will not purchase any securities subject to a repurchase agreement if thereafter more than 10% of its total assets would be invested in such securities subject to repurchase agreements calling for delivery in more than seven days. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Cash Fund can borrow only in limited amounts for special purposes.

        The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 15% of its assets at the time of such borrowing. Interest on borrowings would reduce the Cash Fund's income. Except in connection with borrowings, the Cash Fund will not issue senior securities.

Investment Restrictions of the Government Securities Fund

        The following restrictions on the Government Securities
Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities
Fund.

        1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

        The Government Securities Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

        2. The Government Securities Fund can borrow only in limited amounts for special purposes.

        The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Restrictions Applicable to all of the Funds

1. The Funds invest only in certain limited securities.

        Since the Funds cannot buy any securities other than those listed under "Investment of the Trust's Assets" in the Prospectus or under "Investment Strategies and Risks" in the SAI, the Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

        The Cash Fund cannot purchase or hold the securities of any issuer if, to their knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

        The Funds cannot buy or sell real estate; however it may purchase marketable securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

2. Almost all of the Funds's assets must be in established companies.

        Only 5% of the Funds's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.


3. The Funds do not buy for control.

        The Funds cannot invest for the purpose of exercising control or management of other companies.

4. The Funds do not sell securities it doesn't own or borrow from brokers to buy securities.

        Thus, they cannot sell short or buy on margin.

5. The Funds are not underwriters.

        The Funds cannot invest in securities for which there are legal or contractual restrictions on resale or underwrite securities of other issuers except insofar as it may technically be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

                      Management of the Funds

The Board of Trustees

        The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

        The Trustees and officers of the Funds, their affiliations, if any, with the Adviser or Distributor and their principal occupations during at least the past five years are set forth below. Each of the Trustees and officers of the Funds holds the same position with all of the Funds. Messrs. Herrmann and Mason and Ms. Herrmann are "interested persons" of the Trust as that term is defined in the 1940 Act as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor. As of the date of this SAI, the Trustees and officers of the Funds owned less than 1% of the outstanding shares of any of them.

        In the following material the Funds (together with the other Aquila money-market funds) are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds."


Name, Address, Age  Positions(s)   Principal
                    Held with      Occupation(s)
                    Trust          During
                                   Past 5 Years

Lacy B. Herrmann*   Chairman  Founder and Chairman of
380 Madison Avenue  of the    the Board of Aquila
New York, New York  Board of  Management Corporation,
10017               Trustees  the sponsoring
Age: 70                       organization and Manager or
                              Administrator and/or Adviser or
                              Sub-Adviser to the Aquila Money-
                              Market Funds, the Aquila Bond Funds
                              and the Aquila Equity Funds, and
                              Founder, Chairman of the Board of
                              Trustees and (currently or until
                              1998) President of each since its
                              establishment, beginning in 1984;
                              Director of Aquila Distributors,
                              Inc., distributor of the above
                              funds, since 1981 and formerly Vice
                              President or Secretary, 1981-1998;
                              President and a Director of STCM
                              Management Company, Inc., sponsor
                              and sub-adviser to CCMT; Founder
                              and Chairman of several other money
                              market funds; Director or Trustee
                              of OCC Cash Reserves, Inc. and
                              Quest For Value Accumulation Trust,
                              and Director or Trustee of
                              Oppenheimer Quest Value Fund, Inc.,
                              Oppenheimer Quest Global Value
                              Fund, Inc. and Oppenheimer
                              Rochester Group of Funds, each of
                              which is an open-end investment
                              company; Trustee of Brown
                              University, 1990-1996 and currently
                              Trustee  Emeritus; actively
                              involved for many years in
                              leadership roles with university,
                              school and charitable
                              organizations.

Theodore T. Mason*  Trustee,  Executive Director,
26 Circle Drive     Vice      Louisiana Power Partners,
Hastings-on-Hudson, Chairman  LLC, since 1999; Managing New York
10706                         Director of EastWind
Age: 63                       Power Partners, Ltd. since 1994;
Second                        Vice President, Alumni Association,
                              SUNY Maritime College 1998;
                              Director for the same organization,
                              1997; Director of Cogeneration
                              Development of Willamette
                              Industries, Inc., a forest products
                              company, 1991-1993; Vice President
                              of Corporate Development of
                              Penntech Papers, Inc., 1978-1991;
                              Vice President of Capital Projects
                              for the same company, 1977-1978;
                              Vice Chairman of the Board of
                              Trustees of CCMT since 1981;
                              Trustee and Vice President,
                              1976-1981, and formerly Director of
                              its predecessor; Director of STCM
                              Management Company, Inc.; Vice
                              Chairman of the Board of Trustees
                              and Trustee of Prime Cash Fund
                              (which is inactive) since 1982;
                              Trustee of Short Term Asset
                              Reserves, 1984-1986 and 1989-1996,
                              of Hawaiian Tax-Free Trust and
                              Pacific  Capital Cash Assets Trust
                              since 1984, of Churchill Cash
                              Reserves Trust since 1985, of
                              Pacific Capital Tax-Free Cash
                              Assets Trust and Pacific Capital
                              U.S. Government Securities Cash
                              Assets Trust since 1988 and of
                              Churchill Tax-Free Fund of Kentucky
                              since 1992; Vice President and
                              Trustee of Oxford Cash Management
                              Fund, 1983-1989; Vice President of
                              Trinity Liquid Assets Trust,
                              1983-1985; President and Director
                              of Ted Mason Venture Associates,
                              Inc., a venture capital consulting
                              firm, 1972-1980; Advisor to the
                              Commander, U.S. Maritime Defense
                              Zone Atlantic, 1984-1988; National
                              Vice President, Surface/Subsurface,
                              Naval Reserve Association,
                              1985-1987; National Vice President,
                              Budget and Finance, for the same
                              Association, 1983-1985; Commanding
                              Officer of four Naval Reserve
                              Units, 1974-1985; Captain, USNR,
                              1978-1988.

Diana P. Herrmann*  Trustee,  President and Chief
380 Madison Avenue  Vice      Operating Officer of the
New York, New York  President Administrator since 1997,
10017                         a Director since 1984,
Age: 41                       Secretary since 1986 and previously
its                           Executive Vice President, Senior
                              Vice President or Vice President,
                              1986-1997; President of various
                              Aquila Bond and Money-Market Funds
                              since 1998; Assistant Vice
                              President, Vice President, Senior
                              Vice President  or Executive Vice
                              President of Aquila Money-Market,
                              Bond and Equity Funds since 1986;
                              Trustee of a number of Aquila
                              Money-Market, Bond and Equity Funds
                              since  1995; Trustee of Reserve
                              Money-Market Funds since 1999 and
                              Reserve Private Equity Series since
                              1998; Assistant Vice President and
                              formerly Loan Officer of European
                              American Bank, 1981-1986; daughter
                              of the Trust's Chairman; Trustee of
                              the Leopold Schepp Foundation
                              (academic scholarships) since 1995;
                              actively involved in mutual fund
                              and trade associations and in
                              college and other volunteer
                              organizations.

Paul Y. Clinton     Trustee   Principal of Clinton
39 Blossom Avenue             Management Associates,
Osterville, MA                a financial and venture
02655                         capital consulting firm;  Age:
68                            formerly Director of External
                              Affairs of Kravco Corporation, a
                              national real estate owner and
                              developer, 1984-1995; formerly
                              President of Essex Management
                              Corporation, a management and
                              financial consulting company, 1979-
                              1983; Trustee of Capital Cash
                              Management Trust since 1979, of
                              Narragansett Insured Tax-Free
                              Income Fund since 1996 and of Prime
                              Cash Fund (which is inactive),
                              since 1993; Trustee of Short Term
                              Asset Reserves 1984-1996; general
                              partner of Capital Growth Fund, a
                              venture capital partnership, 1979-
                              1982; President of Geneve Corp., a
                              venture capital fund, 1970-1978;
                              formerly Chairman of Woodland
                              Capital Corp., a small business
                              investment company; formerly Vice
                              President, W.R. Grace & Co;
                              Director or Trustee of OCC Cash
                              Reserves, Inc., Oppenheimer Quest
                              Global Value Fund, Inc.,
                              Oppenheimer Quest Value Fund, Inc.,
                              a Series of Quest Funds and Trustee
                              of Quest For Value Accumulation
                              Trust, and of the Rochester Group
                              of Funds, each of which is an open-
                              end investment company; and of the
                              Oppenheimer Funds, Inc. Mid-Cap
                              Fund.

Anne J. Mills       Trustee   Vice President for
167 Glengarry Place           Business Affairs of
Castle Rock,                  Ottawa University since
Colorado 80104                1992; Director of
Age: 60                       Customer Fulfillment,
                              U.S. Marketing and Services
                              Group,IBM Corporation, 1990-1991;
                              Director of Business Requirements
                              of that Group, 1988-1990; Director
                              of Phase Management of that Group,
                              1985-1988; Budget Review Officer of
                              the American Baptist Churches/USA,
                              1994-1997; Director of the American
                              Baptist Foundation 1985-1996 and
                              since 1998; Trustee of Brown
                              University 1992-1997; Trustee of
                              Churchill Cash Reserves Trust since
                              1985, of Tax-Free Trust of Arizona
                              since 1986, of Churchill Tax-Free
                              Fund of Kentucky, Tax-Free Fund of
                              Colorado and Capital Cash
                              Management Trust since 1987 and of
                              Tax-Free Fund For Utah since 1994.

Cornelius T. Ryan   Trustee   General Partner of Oxford
c/o Oxford Partners           Ventures Partners, a
315 Post Road West            group of investment
Westport, Connecticut         venture capital
06880                         partnerships, since 1981; Age:
67                            and Managing Partner of Oxford
                              Bioscience Partners, an affiliated
                              administrative company, since 1992;
                              Trustee of CCMT since 1976, of
                              Prime Cash Fund (which is
                              inactive), 1983-1996 and of Aquila
                              Rocky Mountain Equity Fund since
                              1996; President of AMR
                              International, Inc., a management
                              training and publishing company,
                              1978-1980; President of GTE New
                              Ventures Corporation, 1974-1978;
                              Vice President, Corporation
                              Development, of GTE Corporation,
                              1974-1978; President and a founder
                              of Randolph Computer Corporation,
                              1965-1974; Director of Neuberger &
                              Berman Equity Funds, since 1988.

Charles E. Childs, IIISenior Vice           Senior Vice-President
380 Madison Avenue    President             Corporate development
New York, New York 10017 since 1998, formerly Vice
Age:42 President - Assistant Vice President and Associate of the Administrator since 1987; Senior Vice President, Vice President or Assistant Vice President of the Money-Market Funds since 1988; Northeastern University, 1986-1987
                         (M.B.A., 1987); Financial Analyst,
                         Unisys Corporation, 1986; Associate
                         Analyst at National Economic Research
                         Associates, Inc. (NERA), a micro-
                         economic consulting firm, 1979-1985.

John M. Herndon     Vice           Assistant Secretary of
380 Madison Avenue  President,     the Aquila Money-Market,
New York, New York  Assistant      Bond and Equity Funds
10017               Secretary      since 1995 and Vice
Age: 59                            President of the Aquila
                                   Money-Market Funds since 1990;
                                   Vice President of the
                                   Administrator since 1990;
                                   Investment Services Consultant
                                   and Bank Services Executive of
                                   Wright Investors' Service, a
                                   registered investment adviser,
                                   1983-1989; Member of the
                                   American Finance Association,
                                   the Western Finance
                                   Association and the Society of
                                   Quantitative Analysts.

Rose F. Marotta     Chief          Chief Financial Officer
380 Madison Avenue  Financial      of the Aquila Money-
New York, New York  Officer        Market, Bond and Equity
10017                              Funds since 1991 and
Age: 75                            Treasurer, 1981-1991; formerly
                                   Treasurer of the predecessor
                                   of CCMT; Treasurer and
                                   Director of STCM Management
                                   Company, Inc., since 1974;
                                   Treasurer of Trinity Liquid
                                   Assets Trust, 1982-1986 and of
                                   Oxford Cash Management Fund,
                                   1982-1988; Treasurer of InCap
                                   Management Corporation since
                                   1982, of the Administrator
                                   since 1984 and of the
                                   Distributor since 1985.


Richard F. West     Treasurer      Treasurer of the Aquila
380 Madison Avenue,                Money-Market, Bond
New York, New York 10017           and Equity Funds and
Age: 63                            of Aquila Distributors,
                                   Inc. since 1992; Associate
                                   Director of Furman Selz
                                   Incorporated, 1991-1992; Vice
                                   President of Scudder, Stevens
                                   & Clark, Inc. and Treasurer of
                                   Scudder Institutional Funds,
                                   1989-1991; Vice President of
                                   Lazard Freres Institutional
                                   Funds Group, Treasurer of
                                   Lazard Freres Group of
                                   Investment Companies and HT
                                   Insight Funds, Inc.,
                                   1986-1988; Vice President of
                                   Lehman Management Co., Inc.
                                   and Assistant Treasurer of
                                   Lehman Money Market Funds,
                                   1981-1985; Controller of
                                   Seligman Group of Investment
                                   Companies, 1960-1980.

Edward M. W. Hines  Secretary      Partner of Hollyer Brady
551 Fifth Avenue                   Smith Troxell Barrett
New York, New York 10176           Rockett Hines & Mone
Age: 59                            LLP, attorneys, since
                                   1989 and counsel, 1987-1989;
                                   Secretary of the Aquila
                                   Money-Market, Bond and Equity
                                   Funds since 1982; Secretary of
                                   Trinity Liquid Assets Trust,
                                   1982-1985 and Trustee of that
                                   Trust, 1985-1986; Secretary of
                                   Oxford Cash Management Fund,
                                   1982-1988.
Compensation of Trustees

     The Trust does not pay fees to Trustees affiliated with the Adviser, Administrator or to any of the Trust's officers. During the fiscal year ended June 30, 1999, the Trust paid $11,376 in fees and reimbursement of expenses to the Trustees. The Trust is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.

                         Compensation   Number of
                         from all       boards on
          Compensation   funds in the   which the
          from the       Aquilasm       Trustee
Name      Trust          Group          now serves

Paul Y.
Clinton   $2,365         $7,050              2

Theodore T.
Mason     $60            $48,138             7

Anne J. Mills   $2,153   $34,572             6

Cornelius T.
Ryan      $2,190         $3,600              2

                     Ownership of Securities

        The ownership of more than 5% of the outstanding shares of the Cash Fund Original Shares (the only outstanding series and class on the at date) on August 2, 1999, was as follows:

        Anthony L. Cucuzella, M.D., held of record and beneficially 158,464 shares (9.0% of the class); William J. Boyle held of record and beneficially 114,895 shares (6.6%) and Julie L Freireich held of record and beneficially 107,811 shares (6.2%). In addition, the Trustees and officers of the Trust owned 371,278 shares (21.2%), held as follows: by Aquila Distributors, Inc., 153,112 shares (8.7%) by Lacy B. Herrmann,63,990 shares (3.65%), by Elizabeth B. Herrmann, 100,998 shares (5.8%) and by Diana P. Herrmann, 53,176 shares (3.0%).

        The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date.

            Investment Advisory and Other Services

        The services of STCM Management Company, Inc. (the "Adviser") to each Fund are rendered under an Investment Advisory Agreements between that Fund and the Adviser (together, the "Advisory Agreements") which were most recently approved by the shareholders (Cash Fund in 1992 and the Government Securities Fund in 1999).

        The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreements, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

        Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Funds' may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

        Under each Advisory Agreement, the each Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day at the annual rate of 0.20 of 1% of such Fund's average daily net assets.

        The Adviser agrees (for the Cash Fund only) that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Cash Fund's total annual investment income.

        Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

        Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

        Each Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

        Each Advisory Agreement contains provisions as to the Fund's portfolio transactions which are described under "Brokerage Allocation and other practices," below.

The Administration Agreements

        Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

        Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares.

        Under the Administration Agreement, each Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 0.15 of 1% of such net asset value. The Administrator has agreed (Cash Fund only) that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Cash Fund's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income.

        In addition to the foregoing expense limitation, the Administration Agreement contains provision under which the Administrator agrees to waive fees and reimburse expenses to the Cash Fund as required so that the total expenses of the Cash Fund in any fiscal year shall not exceed 0.60 of 1% of its average annual net assets. The payment of any fee under the Administration Agreement to the Administrator at the end of any month will be reduced or postponed as may be required by reason of the expense guarantee, subject to readjustment during the year. Any reimbursement of expense to the Cash Fund with respect to a fiscal year will be made during or at the end of that fiscal year, and any reimbursements made during the fiscal year will be subject to readjustment during the year. The expense guarantee continues from year to year after June 30, 1998, provided, however, that upon at least six months' written notice to the Cash Fund, the Administrator may cancel its obligation under this expense guarantee. Upon the expiration of the expense guarantee, any amount then outstanding thereunder shall be paid, and thereupon neither party shall have any further liability to the other thereunder. The expense guarantee and any outstanding obligation thereunder shall survive the termination of the Administration Agreement.

Advisory and Administration Fees

        During the three fiscal years ended June 30, 1999, 1998 and 1997, the following fees were accrued, all of which were waived. The expense limitation provisions in the Advisory and Administration Agreements in effect, would in any event have precluded any of such fees during these years.

To the Adviser:

               Cash Fund           Government
                                  Securities Fund

1999             $3,370                 N/A

1998             $3,238                 N/A


1997             $3,423                 N/A


To the Administrator:

1999             $2,527                    N/A


1998             $2,429(2)              N/A


1997             $2,568 (3)             N/A


        (2) The Administrator also reimbursed the Trust $54,773 to comply with the expense limitation, $12,988 pursuant to the agreement regarding total expenses of the Trust and $3,237 voluntarily, totaling $70,998.

        (3) The Administrator also reimbursed the Trust $82,435 to comply with the expense limitation, $12,390 pursuant to the agreement regarding total expenses of the Trust and $3,296 voluntarily, totaling $98,121.

Transfer Agent, Custodian and Auditors

        The Funds' Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

        Each Fund's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, Ohio 43271; it receives, holds and delivers the Funds' portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Funds.

        The Funds' auditors, KPMG LLP, 345 Park Avenue, New York,
New York 10154 perform an annual audit of the Funds' financial statements.

                Brokerage Allocation and Other Practices

        During the fiscal years ended June 30, 1999, 1998 and 1997, all of the Funds' transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to brokerage are set forth in the description of the Advisory Agreements. The Advisory Agreements provide that in connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

Limitation of Redemptions in Kind

        Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                     Capital Stock

Description of Shares

        The Business Trust issues two series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth below; the holders of shares have no pre-emptive or conversion rights.

Voting Rights

        At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

        Each Fund has two classes of shares:

        Original Shares: Original Shares are offered solely to
(1) institutions for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity;
(2) persons entitled to exchange into such shares under the Fund's exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Funds first offered two classes of shares; (4) members of entities, including membership organizations and associations of common interest which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under a Fund's Distribution Plan. Original Shares are sold with no sales charge and there is no redemption fee.

        Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of each Fund are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

        The Business Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Business Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Business Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Business Trust's property of any shareholder held personally liable for the obligations of the Business Trust. The Declaration of Trust also provides that the Business Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Business Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Business Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Business Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

        The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

        The Funds operate under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

        While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on a Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

        Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

        Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures include changes in the dividends payable by each Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

        Under the Procedures which each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

        If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

        If you own or purchase shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

        Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

        Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

                      EXCHANGE PRIVILEGE

        There is an exchange privilege as set forth below among the Funds and certain tax-free municipal bond funds and equity funds (the "Bond or Equity Funds") and certain money market funds (together with the Trust, the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are the Funds, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

        The Aquila Bond and Equity Funds offer Classes of Shares:
Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some Funds also offer Class I Shares ("Financial Intermediary Class Shares"). The Exchange Privilege has different provisions for exchanges for each class.

        Generally, you can exchange shares of a given class of a Bond or Equity Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. However, the following important information should be noted:

        (1) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

        (2) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

        If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

        (3) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

        The Funds, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

        All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

        To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

        An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.

        Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust (which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money market fund under the exchange privilege arrangement.

        If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Transfer on Death Registration

        Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons (to a maximum of three) that you specify as beneficiaries. To register shares of the Trust in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Trust; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Trust that is otherwise acceptable but, for whatever reason, neither the Trust nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Trust reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

         You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Trust may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Trust reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

 Distribution Plan

        Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act; all have substantially the same terms. In the following material the "Plan" means the Plan of any of the Funds. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

        The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

        Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

        As used in Part I of the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

        The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year) 0.10 of 1% of the respective average annual net assets of that Fund. The Administrator shall have sole authority
(i) as to the selection of any Qualified Recipient or Recipients;
(ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient;
(b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

        Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by
Part I of the Plan.

        Part I of the Plan also states that if and to the extent that any of the payments by the fund listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

        Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended;
(ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and
(iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

        Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

        Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

        Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.

        The formula under which the payments described above may be made under Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares. Another factor is that the Fund is one of a group of funds having certain common characteristics. Each such fund (i) is a money-market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money-market funds advised by other banking institutions or affiliates. The marketing of the Fund's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

Part II of the Plan

        Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

        As used in Part II of the Plan, "Designated Payees" means
(i) any principal underwriter or underwriters of the Fund and
(ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

        Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund
0.25 of 1% of the average annual net assets of the Fund represented by the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. For any fiscal year, the amounts paid under the Plan to any Designated Payee when added to any amounts paid to the same Payee in respect of the same Qualified Holdings under the Trust's Shareholder Services Plan, shall not exceed in the aggregate 0.25 of 1% of the average annual net asset value of such Qualified Holdings. Appropriate adjustments shall be made for any part or parts of a fiscal year during which payments under this Part II of the Plan are not accruable or for any fiscal year which is not a full fiscal year.The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees; (ii) not to select any Designated Payee; and
(iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. The Distributor is also authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: providing facilities to answer questions from prospective investors about the Trust and its Portfolios; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sales of Trust shares; and assisting investors in completing application forms and selecting dividend and other account options. Designated Payees may also provide their endorsement of the Trust and its Portfolios to their clients, members or customers as an inducement to invest in the Trust. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

        Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, sub-adviser or Administrator paid or accrued during such quarter.

        Part II of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of
Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders. Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

        Part II of the Plan states that in the case of a Designated Payee which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.

        During the three fiscal years ended June 30, 1999, 1998 and 1997, the no or nominal payments were made under the former distribution plan, then in effect, under what is currently designated Part I.

Shareholder Services plan

        Each Fund has adopted a Shareholder Services Plan to provide for the payment by the Service Shares of the Trust of "service fees" within the meaning of Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. The Plan applies only to shares of the class denominated Service Shares (regardless of whether such class is so designated or is redesignated by some other name). Both Plans have the same terms and are referred to as the "Plan."

Provisions for Service Shares (Part I)

        As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to holders of Service Shares and/or maintenance of Service Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Service Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation, or any successor serving as administrator of the Trust.

        Subject to the direction and control of the Board of Trustees of the Business Trust, the Trust may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under this Part I of the Plan are not accruable or for any fiscal year which is not a full fiscal year) 0.25 of 1% of the average annual net assets of the Trust represented by the Service Shares. Such payments shall be made only out of the Trust assets allocable to the Service Shares. For any year, the amounts paid under the Plan to any Qualified Recipient, when added to any amounts paid to the same Qualified recipient in respect of the same Qualified Holdings under the Trust's Distribution Plan shall not exceed in the aggregate 0.25 of 1% of the average annual net asset value of such Qualified Holdings. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total such Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of Service Shares sold by such recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Service Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Trust may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

        The Plan was not in effect during the fiscal years ended
June 30, 1999, 1998 or 1997.

General Provisions (Part II)

        While the Plan is in effect, the Trust's Distributor shall report at least quarterly to the Business Trust's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Trust to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust, the Administrator, the Distributor, or the investment adviser or sub-adviser of the Trust, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Business Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

        The Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Trust and had no direct or indirect financial interest in the operation of the Plan or in any agreements related to this Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Plan. It is effective as of the date first above written and will continue in effect for a period of more than one year from such date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

        The Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

        While the Plan is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

                        Taxation of the Trust

        Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

                                                  Underwriter

        Aquila Distributors, Inc. acts as each Fund's principal underwriter in the continuous public offering of each Fund's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)     (2)              (3)              (4)            (5)

Name of   Net Under-   Compensation     Brokerage     Other
Principal  writing    on Redemptions   Commissions      Compen-
Underwriter Discounts     and                         sation
             Commissions   Repurchases
Aquila         None      None               None             None
Distributors
Inc.

        The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds), including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

        The shares of the Distributor are owned 72% by Mr.
Herrmann and other members of his immediate family, 24% by Diana
P. Herrmann and the balance by an officer of the Distributor.

                           Performance

        From time to time, each Fund may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the net income generated by an investment in that Fund over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Each Fund may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

        In addition, each Fund may also compare its performance to other income-producing securities such as (i) money-market funds; (ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and each Fund other than their yields, some of which are summarized below.

        The yield of each Fund is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money-market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as repurchase agreements and commercial paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money-market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                          APPENDIX A

       NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

        At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

        Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

        A-1: This highest category indicates the degree of safety
regarding timely payment is         strong. Those issues
determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

        A-2: Capacity for timely payment on issues with this
designation is satisfactory.         However, the relative degree
of safety is not as high for issues designated A-1.

        An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

        1) Likelihood of default -- capacity and willingness of
the obligor as to the timely         payment of interest and
repayment of principal in accordance with the terms of the obligations;

        2) Nature of and provisions of the obligation; and

        3) Protection afforded by, and relative position of, the
obligation in the event of         bankruptcy, reorganization, or
other arrangement under the laws of bankruptcy and         other
laws affecting creditors' rights.

        The two highest categories are:

        AAA: Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated "AA" has a very strong capacity to pay
interest and repay principal         and differs from the highest
rated issues only in a degree.


MOODY'S INVESTORS SERVICE

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

        Prime-1: Issuers rated P-1 have a superior ability for
repayment of senior short-term         debt obligations,
evidenced by the following characteristics:

                 * Leading market positions in well-established industries.

                 * High rates of return on funds employed.

                 * Conservative capital structure with moderate
reliance on debt and ample asset                  protection.

        * Broad margins in earnings coverage of fixed financial
charges and high internal cash         generation.

                 * Well-established access to a range of markets
and assured sources of                  alternative liquidity.

        Prime-2: Issuers rated P-2 have a strong ability for
repayment of senior short-term debt         obligations,
evidenced by the above-mentioned characteristics, but to a lesser
degree.          Earnings trends and coverage ratios, while
sound, may be more subject to variation.          Capitalization
characteristics, while still appropriate, may be more affected by
external         conditions. Ample alternative liquidity is
maintained.

        Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

        The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

        D-1+: Highest certainty of timely payment. Short-term
liquidity, including internal         operating factors and/or
access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

        D-1: Very high certainty of timely payment. Liquidity
factors are excellent and         supported by good fundamental
protection factors. Risk factors are minor.

        D-1-: High certainty of timely payment. Liquidity factors
are strong and supported by         good fundamental protection
factors. Risk factors are very small.

        D-2: Good certainty of timely payment. Liquidity factors
and company fundamentals         are sound. Although ongoing
funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

        Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

IBCA
        In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long- term rating applies to a instrument of longer duration. The legal ratings are:

        1: A bank for which there is a clear legal guarantee on
the part of its home state to         provide any necessary
support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

        2: A bank for which there is no legal obligation on the
part of its sovereign entity to         provide support but for
which state support would be forthcoming, for example,
because of its importance to the total economy or its historic
relationship with the         government.

The individual ratings are:

        A: A bank with a strong balance sheet, favorable credit
profile and a consistent record         of above average
profitability.

        B: A bank with a sound credit profile and without
significant problems. The bank's         performance has
generally been in line with or better than that of its peers.

        The short-term ratings are:

        A-1+: Obligations supported by the highest capacity for timely repayment.

        A-1: Obligations supported by a very strong capacity for timely repayment.

        A-2: Obligations supported by a very strong capacity for
timely repayment, although         such capacity may be
susceptible to adverse changes in business, economic or financial conditions.

        The long-term ratings are:

        AAA: Obligations for which there is the lowest
expectation of investment risk.         Capacity for timely
repayment of principal and interest is substantial, such that
adverse         changes in business, economic or financial
conditions are unlikely to increase         investment risk.

        AA: Obligations for which there is a very low expectation
of investment risk. Capacity         for timely repayment of
principal and interest is substantial. Adverse changes in
business, economic or financial conditions may increase
investment risk albeit not         significantly.


Thomson BankWatch, Inc. (TBW)

        The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

        TBW-1: Indicates a very high degree of likelihood that
principal and interest will paid         on a timely basis.

        TBW-2: While the degree of safety regarding timely
repayment of principal and         interest is strong, the
relative degree of safety is not as high as for issues rated
  "TBW-1".

        The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

        AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

        AA: Indicates a superior ability to repay principal and
interest on a timely basis with         limited incremental risk
versus issues rated in the highest category.


Fitch Investors Service, Inc.

        The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

        F-1+: Issues assigned this rating are regarded as having
the strongest degree of         assurance for timely payment.

        F-1: Issues assigned this rating reflect an assurance of
timely payment only slightly         less in degree than issues
rated "F-1+".

        The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

        AAA: Bonds considered to be investment grade and of the
highest credit quality. The         obligor has an exceptionally
strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA:  Bonds considered to be investment grade and of very
high credit quality. The         obligor's ability to pay
interest and repay principal is very strong.